Eaton Vance

Floating-Rate Advantage Fund

July 31, 2021 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2021, the value of the Fund’s investment in the Portfolio was $7,257,375,096 and the Fund owned 94.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 3.6%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 3.234%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$2,502,250
Series 2018-1A, Class E, 6.134%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,965,359
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.036%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,929,380
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.342%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,305,107
Apidos CLO XX, Series 2015-20A, Class DR, 5.826%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,245,570
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 3.138%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,501,757
Series 2018-49A, Class E, 5.838%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,443,671
Ares XXXIIR CLO, Ltd.:
Series 2014-32RA, Class C, 3.056%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,952,405
Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	981,696
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.826%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,905,516
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 2.734%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,441,028
Series 2018-1A, Class C, 2.726%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,406,032
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 2.838%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,831,070
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 3.064%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,849,150
Series 2018-5BA, Class D, 6.084%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,289,674
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.734%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,994,580
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 2.734%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,453,488
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,243,122
Benefit Street Partners CLO XVII, Ltd.:
Series 2019-17A, Class E, 6.726%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,750	1,750,875
Series 2019-17A, Class ER, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(3)	1,750	1,751,440
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 3.029%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,484,295
Series 2018-1A, Class D, 5.779%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	4,320,648
BlueMountain CLO, Ltd.:
Series 2015-3A, Class CR, 2.734%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,742,670
Series 2015-3A, Class DR, 5.534%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,743,308
Series 2016-3A, Class DR, 3.256%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,461,284

Security	Principal Amount (000’s omitted)	Value
Series 2016-3A, Class ER, 6.106%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	$1,500	$1,409,618
Series 2018-1A, Class D, 3.179%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,403,748
Series 2018-1A, Class E, 6.079%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,865,106
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 6.974%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,240,686
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 5.826%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,608,103
Series 2016-1A, Class DR, 2.926%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,974,737
Series 2016-1A, Class ER, 5.876%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,844,728
Series 2016-2A, Class ER, 6.126%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,274,851
Series 2018-1A, Class D, 3.026%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,979,537
Series 2018-1A, Class E, 5.876%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,649,971
Carlyle C17 CLO, Ltd.:
Series C17A, Class CR, 2.929%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,924,360
Series C17A, Class DR, 6.129%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,342,080
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 3.633%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,433,480
Series 2012-3A, Class DR2, 6.633%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,418,678
Series 2014-3RA, Class C, 3.079%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	974,354
Series 2014-3RA, Class D, 5.529%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	2,028,931
Series 2014-4RA, Class C, 3.026%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,634,079
Series 2014-4RA, Class D, 5.776%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,165,001
CarVal CLO IV, Ltd., Series 2021-1A, Class E, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(4)	1,000	992,225
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 2.976%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,487,646
Series 2018-55A, Class E, 5.526%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,947,824
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 2.726%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,825,609
Series 2015-41A, Class ER, 5.426%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,209,547
Series 2016-42A, Class DR, 3.056%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,482,943
Series 2016-42A, Class ER, 5.676%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,389,277
Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.384%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	1,001,139
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	4,455,787
Galaxy XXV CLO, Ltd.:
Series 2015-19A, Class D1R, 6.655%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,986,518
Series 2018-25A, Class D, 3.225%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,501,422
Series 2018-25A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,439,121
Goldentree Loan Management US CLO 5, Ltd., Series 2019-5A, Class D, 3.984%, (3 mo. USD LIBOR + 3.85%), 10/20/32(1)(2)	1,500	1,503,996
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 5.884%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,346,497
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 6.83%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,249,644
Golub Capital Partners CLO, Ltd.:
Series 2018-37A, Class D, 3.434%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,986,144
Series 2020-48A, Class D, 3.934%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	2,002,550
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.534%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	999,965

Security	Principal Amount (000’s omitted)	Value
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 3.238%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	$2,000	$1,951,586
Series 2018-2A, Class E, 5.888%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,771,646
Kayne CLO 11, Ltd., Series 2021-11A, Class E, 4/15/34, 6.416%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	751,372
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.825%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,752,270
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.054%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,975,994
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 3.234%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,501,293
Series 2016-22A, Class ER, 6.194%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,982,552
Neuberger Berman Loan Advisers CLO Ltd.:
Series 2018-28A, Class E, 5.734%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,926,758
Series 2019-33A, Class E, 6.926%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	950	951,521
Oaktree CLO, Ltd.:
Series 2019-3A, Class D, 4.094%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(2)	2,625	2,627,234
Series 2019-3A, Class E, 6.904%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,121	1,083,128
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	3,201,604
Series 2015-1A, Class DR4, 6.625%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,997,806
Series 2018-1A, Class C, 2.634%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,977,167
Series 2018-1A, Class D, 5.284%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,939,266
Series 2018-2A, Class D, 5.726%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,966,846
Series 2021-2A, Class E, 6.456%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	999,841
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 3.226%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,503,440
Series 2018-2A, Class D, 6.076%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,794,535
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 3.325%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,502,765
Series 2018-3A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,355,590
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.625%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,787,557
Southwick Park CLO, LLC:
Series 2019-4A, Class D, 3.984%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(2)	1,500	1,503,621
Series 2019-4A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,750	1,752,517
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 3.034%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,459,473
Series 2016-1A, Class DR, 6.034%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,450,892
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 3.334%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,394,363
Series 2018-9A, Class D, 6.384%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,200,533
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 3.384%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,837,270
Series 2018-10A, Class D, 6.324%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,709,805

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.:
Series 2014-1A, Class DR2, 6.134%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	$3,250	$3,001,885
Series 2015-3A, Class CR, 3.284%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,422,488
Series 2015-3A, Class DR, 6.334%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,941,656
Series 2016-3A, Class CR, 3.384%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,951,380
Series 2016-3A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	3,120,991
Series 2018-1A, Class C, 2.734%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,947,880
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 3.034%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	2,001,124
Series 2015-1A, Class DR, 5.634%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,491,240

Total Asset-Backed Securities (identified cost $285,892,850)		$277,964,166

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(5)
IAP Global Services, LLC(6)(7)(8)	168	$1,913,577

		$1,913,577

Automotive — 0.0%(5)
Dayco Products, LLC(6)(7)	48,926	$366,945

		$366,945

Business Equipment and Services — 0.0%(5)
Crossmark Holdings, Inc.(6)(7)	37,581	$2,254,860

		$2,254,860

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(6)(7)	454,988	$8,895,015

		$8,895,015

Containers and Glass Products — 0.0%(5)
LG Newco Holdco, Inc., Class A(6)(7)	342,076	$1,268,521

		$1,268,521

Electronics/Electrical — 0.1%
Skillsoft Corp.(6)(7)	1,010,393	$8,690,390

		$8,690,390

Health Care — 0.2%
Akorn Holding Company, LLC, Class A(6)(7)	792,089	$12,079,357

		$12,079,357

Nonferrous Metals/Minerals — 0.0%(5)
ACNR Holdings, Inc., Class A(6)(7)	30,298	$712,003

		$712,003

Security	Shares	Value
Oil and Gas — 0.1%
AFG Holdings, Inc.(6)(7)(8)	281,241	$3,048,652
Fieldwood Energy, Inc.(6)(7)(8)	109,481	0
McDermott International, Ltd.(6)(7)	1,382,889	457,736
RDV Resources, Inc., Class A(6)(7)	197,614	34,583
Sunrise Oil & Gas, Inc., Class A(6)(7)	121,973	365,919

		$3,906,890

Publishing — 0.0%(5)
Tweddle Group, Inc.(6)(7)(8)	18,167	$165,138

		$165,138

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(6)(7)	482,097	$1,282,378
Cumulus Media, Inc., Class A(6)(7)	371,654	4,381,801
iHeartMedia, Inc., Class A(6)(7)	205,018	5,299,715

		$10,963,894

Retailers (Except Food and Drug) — 0.0%(5)
David’s Bridal, LLC(6)(7)(8)	195,511	$0
Phillips Pet Holding Corp.(6)(7)(8)	2,960	1,181,111

		$1,181,111

Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(6)(7)(8)	390,679	$8,176,912

		$8,176,912

Utilities — 0.0%(5)
Longview Intermediate Holdings, LLC, Class A(6)(7)(8)	359,046	$2,879,549

		$2,879,549

Total Common Stocks (identified cost $81,049,703)		$63,454,162

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00% (6)(7)	51,966	$4,676,945

Total Convertible Preferred Stocks (identified cost $2,728,218)		$4,676,945

Corporate Bonds — 7.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,750	$3,942,187
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(1)	1,905	2,141,438
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	1,575,000
8.00%, 12/15/25(1)	1,500	1,612,538

		$9,271,163

Security	Principal Amount* (000’s omitted)	Value
Air Transport — 0.9%
Air Canada, 3.875%, 8/15/26(1)(9)	7,550	$7,577,557
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	19,300	20,216,750
5.75%, 4/20/29(1)	14,475	15,631,987
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	6,237,646
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	8,864,623
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	5,202,157
4.625%, 4/15/29(1)	5,050	5,201,500

		$68,932,220

Automotive — 0.2%
Clarios Global, L.P., 6.75%, 5/15/25(1)	2,183	$2,321,337
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	4,478	4,741,082
Tenneco, Inc.:
5.125%, 4/15/29(1)	10,125	10,428,750
7.875%, 1/15/29(1)	550	623,508

		$18,114,677

Building and Development — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$897,969
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,625	3,903,617
Forterra Finance, LLC/FRTA Finance Corp., 6.50%, 7/15/25(1)	1,100	1,181,367
SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	5,208,375
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,186,422

		$12,377,750

Business Equipment and Services — 1.1%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
4.625%, 6/1/28(1)	20,725	$20,750,906
4.625%, 6/1/28(1)	26,825	26,959,125
6.625%, 7/15/26(1)	2,475	2,623,500
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	9,125	9,763,750
5.75%, 4/15/26(1)	17,950	19,700,215
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	2,675	2,862,234
9.25%, 4/15/25(1)	2,925	3,425,965

		$86,085,695

Cable and Satellite Television — 0.9%
Altice France S.A.:
5.125%, 1/15/29(1)	1,600	$1,614,040
5.125%, 7/15/29(1)	63,200	63,747,312
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	7,690,880

		$73,052,232

Security	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 0.2%
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	$2,455,536
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,724,994
Tronox, Inc., 6.50%, 5/1/25(1)		8,000	8,497,480

			$14,678,010

Commercial Services — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		6,275	$6,573,062

			$6,573,062

Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(1)		6,325	$6,325,000

			$6,325,000

Cosmetics/Toiletries — 0.0%(5)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)		1,300	$1,322,750

			$1,322,750

Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)		5,925	$6,227,649

			$6,227,649

Drugs — 0.5%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)		9,050	$9,349,464
5.50%, 11/1/25(1)		2,700	2,760,872
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		16,900	16,819,640
Jazz Securities DAC, 4.375%, 1/15/29(1)		10,050	10,488,582

			$39,418,558

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)		6,025	$6,266,000

			$6,266,000

Electronics/Electrical — 0.5%
Imola Merger Corp., 4.75%, 5/15/29(1)		20,200	$20,876,397
LogMeIn, Inc., 5.50%, 9/1/27(1)		5,250	5,460,263
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)		7,900	8,199,370

			$34,536,030

Entertainment — 0.0%(5)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)		2,400	$2,570,124

			$2,570,124

Financial Intermediaries — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)		6,000	$5,999,490

			$5,999,490

Food Products — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)		9,400	$10,680,891

			$10,680,891

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)		8,600	$8,891,325

			$8,891,325

Security	Principal Amount* (000’s omitted)	Value
Health Care — 0.4%
HCA, Inc., 5.25%, 4/15/25	1,250	$1,435,507
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	2,719,046
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	25,375	25,914,219

		$30,068,772

Industrial Equipment — 0.2%
Clark Equipment Company, 5.875%, 6/1/25(1)	1,200	$1,272,000
Madison IAQ, LLC, 4.125%, 6/30/28(1)	11,300	11,330,736

		$12,602,736

Leisure Goods/Activities/Movies — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$37,866,012
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,616,635

		$40,482,647

Machinery — 0.1%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	$5,233,635

		$5,233,635

Oil and Gas — 0.2%
CITGO Petroleum Corporation:
7.00%, 6/15/25(1)	12,175	$12,513,830
6.375%, 6/15/26(1)	2,100	2,144,625

		$14,658,455

Radio and Television — 0.3%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$3,894,375
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	3,088,972
5.25%, 8/15/27(1)	2,500	2,609,250
6.375%, 5/1/26	1,159	1,224,649
8.375%, 5/1/27	2,101	2,238,053
Univision Communications, Inc., 4.50%, 5/1/29(1)	10,075	10,112,479

		$23,167,778

Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$8,486,328

		$8,486,328

Retailers (Except Food and Drug) — 0.0%(5)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$1,637,386

		$1,637,386

Software and Services — 0.1%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$5,183,413

		$5,183,413

Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 6/30/28(1)	12,575	$12,695,720

		$12,695,720

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.4%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)		7,250	$7,559,720
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		7,600	7,796,346
Lumen Technologies, Inc., 4.00%, 2/15/27(1)		6,650	6,841,188
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)		10,575	10,496,533

			$32,693,787

Total Corporate Bonds (identified cost $581,124,252)			$598,233,283

Exchange-Traded Funds — 0.5%

Security	Shares		Value
SPDR Blackstone Senior Loan ETF		803,000	$36,793,460

Total Exchange-Traded Funds (identified cost $36,809,412)			$36,793,460

Preferred Stocks — 0.0%(5)

Security	Shares		Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(6)(7)(8)		9,245	$0

			$0

Nonferrous Metals/Minerals — 0.0%(5)
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)		14,309	$1,620,494

			$1,620,494

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Series A, 8.00% (PIK)(6)(7)(8)		5,438	$0
David’s Bridal, LLC, Series A, 8.00% (PIK)(6)(7)(8)		22,162	0

			$0

Total Preferred Stocks (identified cost $1,794,235)			$1,620,494

Senior Floating-Rate Loans — 108.6%(10)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.4%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,071	$1,218,100
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,750,589
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		9,199	9,206,043
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,300	3,900,644

Borrower/Description	Principal Amount* (000’s omitted)		Value
Dynasty Acquisition Co., Inc.:
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		17,221	$16,682,743
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		32,025	31,023,761
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(11)		944	943,664
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(8)		1,213	993,686
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		3,756	3,790,557
TransDigm, Inc.:
Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 8/22/24		30,328	29,896,883
Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 12/9/25		51,571	50,724,357
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(12)		34,375	33,206,060

			$186,337,087

Air Transport — 1.3%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		17,600	$18,106,000
Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28		11,079	11,016,310
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		9,675	10,276,388
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		40,225	42,542,966
United Airlines, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		20,113	20,183,739

			$102,125,403

Automotive — 4.2%
Adient US, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 4/8/28		8,925	$8,928,722
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		16,239	16,222,791
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		12,275	12,367,063
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		8,703	8,667,835
Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	3,925	4,634,933
Bright Bidco B.V., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 6/30/24(12)		20,021	16,052,611
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(12)		10,265	10,235,478
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	23,983	28,254,671
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/30/26		25,584	25,427,549
CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23		3,929	3,840,185
Dayco Products, LLC, Term Loan, 4.385%, (3 mo. USD LIBOR + 4.25%), 5/19/23		11,611	11,359,147
Garrett LX I S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	13,250	15,717,806
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		6,400	6,392,000
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	7,014	8,303,050
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27		17,253	17,160,711

Borrower/Description	Principal Amount* (000’s omitted)		Value
Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.11%, (1 mo. USD LIBOR + 2.00%), 3/7/25		6,883	$6,817,942
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		27,168	27,223,667
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		6,500	6,493,903
Tenneco, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 10/1/25		36,404	36,039,656
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		9,047	9,065,924
TI Group Automotive Systems, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	3,881	4,614,990
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26		6,585	6,601,532
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28		21,820	21,788,957
Visteon Corporation, Term Loan, 1.848%, (USD LIBOR + 1.75%), 3/25/24(12)		2,500	2,476,563
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		7,825	7,859,234

			$322,546,920

Beverage and Tobacco — 0.3%
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		7,825	$7,790,765
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		12,550	12,469,605

			$20,260,370

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc., Term Loan, 4.592%, (1 mo. USD LIBOR + 4.50%), 7/31/26		12,759	$12,769,171
Clipper Acquisitions Corp., Term Loan, 1.853%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,022	11,826,760
Hudson River Trading, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 3/20/28		22,852	22,515,857

			$47,111,788

Building and Development — 4.4%
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26		2,267	$2,272,587
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		4,775	4,834,688
American Builders & Contractors Supply Co., Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/15/27		23,354	23,123,135
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		5,149	5,149,125
APi Group DE, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 10/1/26		15,485	15,410,796
Artera Services, LLC, Term Loan, 3/6/25(13)		14,550	14,499,977
Beacon Roofing Supply, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 4/23/28		10,480	10,429,219
Brookfield Property REIT, Inc.:
Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 8/28/23		10,098	10,003,496
Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 8/27/25		4,191	4,075,977
Core & Main L.P., Term Loan, 7/27/28(13)		15,491	15,384,470
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28		14,015	14,009,150

Borrower/Description	Principal Amount* (000’s omitted)		Value
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		10,806	$10,792,625
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 8/21/25		36,109	35,642,825
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (USD LIBOR + 3.25%, Floor 0.50%), 2/3/28(12)		13,350	13,219,277
Groupe Solmax, Inc., Term Loan, 6/28/28(13)		9,250	9,284,687
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27		8,394	8,416,585
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		10,912	10,993,714
Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28		7,625	7,559,867
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		8,953	8,886,117
Quikrete Holdings, Inc.:
Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 2/1/27		4,853	4,798,354
Term Loan, 2/21/28(13)		24,400	24,178,887
RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28		18,300	18,277,125
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25		1,816	1,811,360
SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28		10,900	10,838,687
U.S. Concrete, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 5/26/28		3,875	3,872,578
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		11,680	11,657,755
White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		22,796	22,840,485
WireCo WorldGroup, Inc.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		8,032	8,047,344
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), 9/30/24		7,262	7,080,486

			$337,391,378

Business Equipment and Services — 9.1%
Adtalem Global Education, Inc., Term Loan, 5.25%, (USD Prime + 2.00%), 4/11/25		6,135	$6,104,574
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,190	4,938,731
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		13,342	13,276,522
Allied Universal Holdco, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		13,380	13,381,456
Amentum Government Services Holdings, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 1/29/27		10,646	10,596,779
AppLovin Corporation, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 8/15/25		45,938	45,669,842
Asplundh Tree Expert, LLC, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,372	10,276,248
Belfor Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 4/6/26		6,971	6,988,220

Borrower/Description	Principal Amount* (000’s omitted)		Value
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	6,525	$7,701,576
Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25		9,444	9,435,862
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		11,379	11,170,996
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 10/30/26		9,204	9,133,798
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		10,050	10,008,679
Cast and Crew Payroll, LLC, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 2/9/26		9,586	9,524,965
Ceridian HCM Holding, Inc., Term Loan, 2.584%, (1 week USD LIBOR + 2.50%), 4/30/25		23,095	22,716,377
CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23		1,972	1,957,125
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		3,985	3,987,655
EAB Global, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 11/15/24		12,343	12,329,607
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		19,800	19,593,169
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		31,975	31,591,971
First Advantage Holdings, LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 1/31/27		3,606	3,586,787
Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		10,283	10,273,734
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		25,137	25,262,685
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		15,647	15,678,120
Hillman Group, Inc. (The):
Term Loan, 0.72%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(11)		1,232	1,225,611
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		5,569	5,541,722
IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25		30,558	30,623,315
Intrado Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		4,414	4,312,588
IRI Holdings, Inc.:
Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 12/1/25		28,039	28,029,840
Term Loan, 5.092%, (1 mo. USD LIBOR + 5.00%), 12/1/25		7,642	7,890,623
Iron Mountain, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,167	9,018,098
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		6,359	6,341,181
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		22,673	22,687,546
Term Loan - Second Lien, 9.50%, (3 mo. USD LIBOR + 8.50%, Floor 1.00%), 12/1/28		5,000	4,975,000
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		5,275	5,208,847

Borrower/Description	Principal Amount* (000’s omitted)		Value
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		27,212	$26,629,781
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		4,075	3,998,594
LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	4,025	4,712,412
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 4/21/27		3,564	3,495,080
Magnite, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		6,650	6,633,375
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 1/28/28(12)		13,375	13,358,281
Monitronics International, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		15,205	14,735,824
Nielsen Consumer, Inc.:
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	3,367	4,007,936
Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 3/6/28		6,334	6,332,427
Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27		2,250	2,250,562
Pike Corporation, Term Loan, 3.10%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,955	3,940,646
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(12)		1,344	1,339,334
Rockwood Service Corporation, Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1/23/27		4,884	4,901,152
Sabre GLBL, Inc.:
Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 2/22/24		6,520	6,381,900
Term Loan, 12/17/27(13)		3,363	3,340,751
Term Loan, 12/17/27(13)		5,362	5,325,355
SITEL Worldwide Corporation:
Term Loan, 7/27/28(13)	EUR	7,075	8,397,960
Term Loan, 7/27/28(13)		22,400	22,372,000
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 4/30/28		10,700	10,642,038
Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		7,861	7,885,459
Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,550	2,969,840
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		40,848	40,873,155
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	11,706	13,842,938
Term Loan, 3/27/28(13)	EUR	669	791,025
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		3,092	3,090,645
TK Elevator Topco GmbH, Term Loan, 7/29/27(13)	EUR	3,375	4,007,764
TTF Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%), 3/24/28		4,425	4,419,469
Vestcom Parent Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 12/19/23		7,473	7,458,900
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		4,388	4,248,988
WEX, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,439	4,396,914
Zephyr Bidco Limited:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	5,962,763
Term Loan, 4.803%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	8,725	12,023,532

			$705,806,649

Borrower/Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 4.2%
Altice France S.A.:
Term Loan, 3.814%, (3 mo. USD LIBOR + 3.69%), 1/31/26		10,723	$10,613,187
Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 8/14/26		10,493	10,482,084
Charter Communications Operating, LLC, Term Loan, 1.85%, (1 mo. USD LIBOR + 1.75%), 2/1/27		12,088	11,960,923
CSC Holdings, LLC:
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 7/17/25		44,206	43,598,299
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,721	5,639,677
LCPR Loan Financing, LLC, Term Loan, 3.843%, (1 mo. USD LIBOR + 3.75%), 10/15/28		1,800	1,805,175
Numericable Group S.A.:
Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,340	16,973,610
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,324	7,395,910
Telenet Financing USD, LLC, Term Loan, 2.093%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	37,569,709
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	7,735,402
UPC Broadband Holding B.V.:
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 4/30/28		8,800	8,665,254
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,150	17,867,210
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	3,150	3,699,988
UPC Financing Partnership, Term Loan, 3.093%, (1 mo. USD LIBOR + 3.00%), 1/31/29		30,775	30,512,920
Virgin Media Bristol, LLC:
Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	43,634,593
Term Loan, 3.343%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	498,348
Virgin Media Ireland Limited, Term Loan, 6/17/29(13)	EUR	12,500	14,758,604
Virgin Media SFA Finance Limited:
Term Loan, 3.304%, (2 mo. GBP LIBOR + 3.25%), 1/15/27	GBP	9,825	13,468,978
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	16,154,254
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,300	17,974,419

			$321,008,544

Chemicals and Plastics — 5.4%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,264	$5,080,670
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		6,284	6,323,527
Atotech B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	2,975	3,509,241
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		13,800	13,761,194
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.897%, (3 mo. USD LIBOR + 1.75%), 6/1/24		22,661	22,432,229
Azelis Finance S.A.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 11/7/25	EUR	3,750	4,414,147
Term Loan, 3.875%, (3 mo. EURIBOR + 3.875%), 11/7/25	EUR	3,150	3,733,573

Borrower/Description	Principal Amount* (000’s omitted)		Value
Caldic B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	500	$584,228
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	2,266	2,648,268
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		6,141	6,147,629
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	5,668	6,695,872
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		20,050	19,949,501
Element Solutions, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/31/26		7,986	7,955,298
Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		2,597	2,607,484
Ferro Corporation:
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,525	1,522,477
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,627	1,623,819
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,662	1,659,120
Flint Group GmbH:
Term Loan, 5.75%, ( 3mo. EURIBOR + 5.00%, Floor 0.75%), 5.00% cash, 0.75% PIK, 9/21/23	EUR	1,205	1,424,633
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		1,931	1,921,952
Flint Group US, LLC:
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		2,892	2,870,546
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		11,682	11,626,235
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		6,278	6,264,719
Hexion, Inc., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	5,506	6,555,843
Illuminate Buyer, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 6/30/27		14,526	14,426,598
INEOS 226 Limited, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	30,000	35,288,798
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,755,076
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		2,503	2,513,973
INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	7,982	9,428,459
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		21,450	21,418,726
Kraton Polymers, LLC, Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), 3/5/25	EUR	526	622,604
Lonza Group AG:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 4/29/28	EUR	7,875	9,338,800
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 6/29/28		13,425	13,448,078
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	16,261,433
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		5,661	5,667,889

Borrower/Description	Principal Amount* (000’s omitted)		Value
Messer Industries GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/1/26	EUR	2,747	$3,235,305
Term Loan, 2.647%, (3 mo. USD LIBOR + 2.50%), 3/1/26		7,060	7,003,941
Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24		11,049	11,083,802
Momentive Performance Materials, Inc., Term Loan, 3.35%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,128	1,121,350
PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		14,112	14,023,458
PQ Corporation:
Term Loan, 2.379%, (3 mo. USD LIBOR + 2.25%), 2/7/27		5,192	5,178,139
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28		25,850	25,740,939
Pregis TopCo Corporation:
Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 7/31/26		2,388	2,391,363
Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 7/31/26		1,650	1,652,751
Ravago Holdings America, Inc., Term Loan, 2.65%, (3 mo. USD LIBOR + 2.50%), 2/18/28		2,070	2,058,170
Rohm Holding GmbH:
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 7/31/26	EUR	2,350	2,794,307
Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		13,538	13,521,556
Solenis Holdings, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/26/25	EUR	2,089	2,485,397
Term Loan, 4.135%, (3 mo. USD LIBOR + 4.00%), 6/26/25		21,490	21,504,953
Starfruit Finco B.V., Term Loan, 2.835%, (1 mo. USD LIBOR + 2.75%), 10/1/25		8,854	8,755,627
Trinseo Materials Operating S.C.A., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 5/3/28		8,600	8,510,775
Tronox Finance, LLC, Term Loan, 2.627%, (1 mo. USD LIBOR + 2.50%), 3/13/28		16,636	16,497,143

			$420,041,615

Clothing/Textiles — 0.1%
Samsonite International S.A., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,538	$4,437,461

			$4,437,461

Conglomerates — 0.4%
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		21,575	$21,537,912
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (2 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		1,683	1,681,367
Spectrum Brands, Inc., Term Loan, 2.50%, (6 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/3/28		4,988	4,948,538

			$28,167,817

Containers and Glass Products — 2.5%
Berry Global, Inc., Term Loan, 1.85%, (1 mo. USD LIBOR + 1.75%), 7/1/26		11,156	$11,043,952
BWAY Holding Company, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,072	10,736,344
Flex Acquisition Company, Inc.:
Term Loan, 3.395%, (3 mo. USD LIBOR + 3.25%), 6/29/25		3,845	3,795,963
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		40,594	40,289,129

Borrower/Description	Principal Amount* (000’s omitted)		Value
Kouti B.V., Term Loan, 7/1/28(13)	EUR	33,025	$39,077,949
Libbey Glass, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 11/13/25		10,490	10,909,373
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(12)		22,273	22,303,768
Reynolds Group Holdings, Inc.:
Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 2/5/23		16,497	16,467,277
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/5/26		12,637	12,506,748
TricorBraun Holdings, Inc.:
Term Loan, 3.325%,(3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(11)		969	960,942
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		4,306	4,272,186
Trident TPI Holdings, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		12,551	12,533,823
Term Loan, 7/28/28(13)		8,167	8,171,719
Term Loan, 7/29/28(13)		1,158	1,159,109

			$194,228,282

Cosmetics/Toiletries — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		11,816	$11,705,905

			$11,705,905

Drugs — 4.7%
Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$4,867,200
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		9,304	9,489,978
Albany Molecular Research, Inc.:
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(12)		6,837	6,845,488
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 8/30/24(12)		2,164	2,168,453
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		12,995	12,995,324
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		27,731	26,846,691
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		6,632	6,612,596
Bausch Health Companies, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 6/2/25		30,992	30,813,038
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		6,133	6,145,610
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		10,165	10,194,370
Curia Global, Inc., Term Loan, 8/30/26(13)		5,650	5,639,406
Elanco Animal Health Incorporated, Term Loan, 1.85%, (1 mo. USD LIBOR + 1.75%), 8/2/27		6,376	6,267,864
Grifols Worldwide Operations USA, Inc., Term Loan, 2.084%, (1 week USD LIBOR + 2.00%), 11/15/27		36,182	35,767,822
Horizon Therapeutics USA, Inc.:
Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 5/22/26		13,469	13,354,899
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		18,803	18,657,942
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		17,000	17,038,964

Borrower/Description	Principal Amount* (000’s omitted)		Value
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		52,100	$50,699,937
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		14,095	13,692,870
Nidda Healthcare Holding AG:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	1,000	1,175,647
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	6,425	7,550,200
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28		61,247	61,179,496
Recipharm AB, Term Loan, 2/17/28(13)	EUR	15,275	18,057,664

			$366,061,459

Ecological Services and Equipment — 0.4%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		18,935	$18,875,578
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		572	572,447
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		5,050	5,078,029
US Ecology Holdings, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 11/1/26		3,054	3,052,865

			$27,578,919

Electronics/Electrical — 21.3%
Applied Systems, Inc.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24		48,131	$48,040,836
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		3,957	4,016,975
Aptean, Inc.:
Term Loan, 4.342%, (1 mo. USD LIBOR + 4.25%), 4/23/26		23,157	23,135,095
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		6,500	6,483,750
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		3,000	3,008,751
Astra Acquisition Corp.:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		11,711	11,725,850
Term Loan - Second Lien, 10.13%, (1 mo. USD LIBOR + 9.13%, Floor 1.00%), 2/28/28		5,000	5,025,000
Banff Merger Sub, Inc.:
Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/2/25		47,528	47,158,192
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	16,067	19,125,364
Barracuda Networks, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25		1,347	1,349,695
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		3,600	3,679,499
Buzz Merger Sub, Ltd.:
Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,861	4,809,560
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		549	546,097
Celestica, Inc.:
Term Loan, 2.211%, (1 mo. USD LIBOR + 2.13%), 6/27/25		4,072	4,051,596
Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 6/27/25		2,799	2,795,002

Borrower/Description	Principal Amount* (000’s omitted)		Value
CentralSquare Technologies, LLC, Term Loan, 3.897%, (3 mo. USD LIBOR + 3.75%), 8/29/25		17,255	$16,167,627
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		5,174	5,174,326
CommScope, Inc., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,554	19,436,318
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	4,675	5,558,194
Constant Contact, Inc.:
Term Loan, 4.75%, 2/10/28(11)		3,849	3,830,780
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		14,326	14,259,015
Cornerstone OnDemand, Inc., Term Loan, 3.339%, (1 mo. USD LIBOR + 3.25%), 4/22/27		13,265	13,229,490
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		14,142	14,103,161
Cvent, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 11/29/24		12,061	12,025,560
DEI Sales, Inc., Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 4/23/28		3,000	2,977,500
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		13,440	13,448,715
DG Investment Intermediate Holdings 2, Inc.:
Term Loan, 4.32%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28(11)		693	694,063
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28		3,307	3,314,153
E2open, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/4/28		16,409	16,421,788
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		15,474	15,509,154
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		23,454	23,527,518
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		9,136	9,098,463
Epicor Software Corporation:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		54,830	54,741,650
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		7,650	7,912,013
EverCommerce, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/14/28		3,025	3,019,328
EXC Holdings III Corp.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 12/2/24	EUR	1,689	2,000,775
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		4,531	4,536,442
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		58,394	57,458,164
Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,767	5,771,254
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		51,980	52,012,821
Go Daddy Operating Company, LLC:
Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 2/15/24		53,801	53,319,477
Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 8/10/27		10,024	9,934,789
Hyland Software, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		56,983	57,113,809
Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		7,940	8,019,530

Borrower/Description	Principal Amount* (000’s omitted)		Value
IGT Holding IV AB, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/31/28		6,185	$6,161,308
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		13,025	13,018,005
Informatica, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	2,839	3,345,383
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/25/27		59,928	59,387,944
Term Loan - Second Lien, 7.125%, 2/25/25(14)		11,275	11,556,875
Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		4,328	4,306,609
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27		18,913	18,855,968
MA FinanceCo., LLC:
Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/21/24		3,844	3,769,056
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	6,427	7,702,869
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		16,068	16,178,436
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	1,625,541
Magenta Buyer, LLC:
Term Loan, 7/27/28(13)		48,650	48,510,131
Term Loan - Second Lien, 5/3/29(13)		11,250	11,250,000
Marcel LUX IV S.a.r.l.:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 3/15/26		1,745	1,738,184
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	3,350	3,969,795
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		910	908,837
Maverick Bidco, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/28/28		9,650	9,665,073
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 4/28/29		3,325	3,358,250
Maxlinear, Inc., Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/17/28		8,580	8,549,610
N-Able International Holdings II, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 7/19/28		4,450	4,433,313
NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,091	8,920,967
Nobel Bidco B.V., Term Loan, 6/10/28(13)	EUR	12,550	14,860,842
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		19,713	19,754,389
PointClickCare Technologies, Inc., Term Loan, 3.75%, (USD LIBOR + 3.00%, Floor 0.75%), 12/29/27(12)		5,187	5,183,758
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,350	11,102,701
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		27,000	27,001,674
Proofpoint, Inc., Term Loan, 6/9/28(13)		28,200	27,962,048
ProQuest, LLC, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/23/26		25,684	25,668,029
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		12,618	12,489,567
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		40,000	39,797,240
Recorded Books, Inc., Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 8/29/25		9,258	9,258,108
Redstone Buyer, LLC:
Term Loan, 5.50%, 4/27/28(11)		4,557	4,544,563
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		11,643	11,611,567
Renaissance Holding Corp.:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/30/25		1,044	1,028,850
Term Loan - Second Lien, 7.104%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,186,906

Borrower/Description	Principal Amount* (000’s omitted)		Value
Seattle Spinco, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/21/24		25,956	$25,453,362
SkillSoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28		7,850	7,906,426
SolarWinds Holdings, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 2/5/24		69,373	68,669,736
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		10,201	10,206,712
Sovos Compliance, LLC:
Term Loan, 7/29/28(13)		1,671	1,675,583
Term Loan, 7/29/28(13)		9,679	9,702,792
SS&C European Holdings S.a.r.l., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,697	5,618,438
SS&C Technologies, Inc.:
Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,221	5,148,843
Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/16/25		7,191	7,092,333
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25		10,963	10,908,424
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		5,161	5,168,053
Tech Data Corporation, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 6/30/25		10,272	10,295,498
Tibco Software, Inc.:
Term Loan, 3.85%, (1 mo. USD LIBOR + 3.75%), 6/30/26		35,318	35,003,669
Term Loan - Second Lien, 7.35%, (1 mo. USD LIBOR + 7.25%), 3/3/28		13,275	13,449,234
TTM Technologies, Inc., Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/28/24		6,035	6,027,678
Turing Midco, LLC, Term Loan, 3.995%, (USD LIBOR + 3.25%, Floor 0.50%), 3/23/28(12)		7,232	7,222,835
Uber Technologies, Inc.:
Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 4/4/25		43,737	43,641,450
Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 2/25/27		14,494	14,455,510
Ultimate Software Group, Inc. (The):
Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 5/4/26		25,498	25,524,998
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		38,938	38,970,392
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		2,350	2,395,531
Ultra Clean Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/27/25		16,268	16,309,086
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		6,359	6,367,011
Verifone Systems, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 8/20/25		18,858	18,439,767
Verisure Holding AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/27/28	EUR	11,550	13,640,170
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		23,599	23,831,534
Vision Solutions, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/24/28		23,600	23,522,568
VS Buyer, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 2/28/27		17,696	17,585,771
Vungle, Inc., Term Loan, 5.592%, (1 mo. USD LIBOR + 5.50%), 9/30/26		7,590	7,623,018
Weld North Education, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/21/27		3,980	3,983,980
Zebra Buyer, LLC, Term Loan, 4/21/28(13)		3,500	3,505,103

			$1,639,575,040

Borrower/Description	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 1.0%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		23,925	$23,857,446
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27		15,821	15,838,298
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/5/27	EUR	8,800	10,372,708
Delos Finance S.a.r.l., Term Loan, 1.897%, (3 mo. USD LIBOR + 1.75%), 10/6/23		15,593	15,580,322
Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		10,419	10,497,205

			$76,145,979

Financial Intermediaries — 3.4%
Aretec Group, Inc., Term Loan, 4.342%, (1 mo. USD LIBOR + 4.25%), 10/1/25		26,118	$26,041,823
Citco Funding, LLC, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 9/28/23		17,369	17,320,353
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		52,500	52,316,250
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(15)		18,677	3,735,306
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		17,400	17,378,250
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		2,733	2,728,631
FinCo I, LLC, Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 6/27/25		8,942	8,875,193
Focus Financial Partners, LLC:
Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/3/24		22,774	22,507,902
Term Loan, 0.50%, 6/24/28(11)		2,077	2,057,961
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/1/28		8,998	8,917,829
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,637	6,591,665
Greenhill & Co., Inc., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/12/24		5,931	5,923,600
GreenSky Holdings, LLC:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		4,331	4,320,422
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		11,494	11,293,204
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		33,078	33,061,885
LPL Holdings, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 11/12/26		19,601	19,338,090
Victory Capital Holdings, Inc., Term Loan, 2.395%, (3 mo. USD LIBOR + 2.25%), 7/1/26		10,812	10,707,333
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24		6,249	6,257,163

			$259,372,860

Food Products — 3.0%
Alphabet Holding Company, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 9/26/24		37,899	$37,893,457
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		9,720	9,519,404
Froneri International, Ltd., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 1/29/27		21,434	21,071,810
H Food Holdings, LLC:
Term Loan, 3.78%, (1 mo. USD LIBOR + 3.69%), 5/23/25		11,538	11,431,791
Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 5/23/25		6,216	6,192,317
HLF Financing S.a.r.l., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 8/18/25		25,918	25,770,033

Borrower/Description	Principal Amount* (000’s omitted)		Value
JBS USA LUX S.A., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 5/1/26		54,880	$54,365,477
Nomad Foods Europe Midco Limited, Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 5/15/24		18,743	18,632,766
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		3,548	3,552,224
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		3,168	3,187,444
Sunshine Investments B.V.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/28/25	EUR	10,618	12,521,673
Term Loan, 3.838%, (3 mo. GBP LIBOR + 3.75%), 3/28/25	GBP	750	1,038,754
UTZ Quality Foods, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,291	2,282,165
Valeo F1 Company Limited (Ireland):
Term Loan, 6/28/28(13)	GBP	3,000	4,151,759
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/27/27	EUR	10,275	12,181,095
Term Loan, 5.584%, (3 mo. GBP LIBOR + 5.50%), 8/27/27	GBP	2,500	3,475,002
Wsof I New Finco B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	6,525	7,691,901

			$234,959,072

Food Service — 1.4%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 11/19/26		48,892	$48,086,195
IRB Holding Corp.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25		4,811	4,788,635
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		26,815	26,760,171
Sovos Brands Intermediate, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 6/8/28		6,800	6,808,500
US Foods, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 6/27/23		20,173	19,946,321

			$106,389,822

Food/Drug Retailers — 0.3%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	8,523	$9,839,903
Term Loan, 5.329%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	6,773	9,102,399
Murphy USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 1/31/28		2,893	2,894,558

			$21,836,860

Forest Products — 0.3%
Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		1,756	$1,752,354
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		18,913	18,959,781
Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		3,975	3,975,000

			$24,687,135

Borrower/Description	Principal Amount* (000’s omitted)		Value
Health Care — 10.6%
Accelerated Health Systems, LLC, Term Loan, 3.589%, (1 mo. USD LIBOR + 3.50%), 10/31/25		5,252	$5,235,389
ADMI Corp.:
Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 4/30/25		5,380	5,298,940
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/23/27		7,300	7,282,400
Alliance Healthcare Services, Inc.:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		8,671	8,681,376
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 2.00% cash, 10.00 PIK, 4/24/24		5,581	5,594,874
athenahealth, Inc., Term Loan, 4.41%, (3 mo. USD LIBOR + 4.25%), 2/11/26		22,802	22,835,945
Avantor Funding, Inc., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	21,800	25,849,455
Avantor, Inc.:
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24		4,150	4,137,210
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27		3,433	3,422,023
Bayou Intermediate II, LLC, Term Loan, 5/13/28(13)		8,025	8,055,094
Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	2,000	2,357,967
BW NHHC Holdco, Inc., Term Loan, 5.155%, (3 mo. USD LIBOR + 5.00%), 5/15/25		14,885	13,684,559
CAB, Term Loan, 2/9/28(13)	EUR	7,850	9,291,106
Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27		10,852	10,865,535
CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		4,339	4,360,821
CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	18,677	21,922,006
Cerba Healthcare S.A.S., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/24/28	EUR	14,025	16,636,117
Certara L.P., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,497	9,478,762
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		12	12,090
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23		1,845	1,844,400
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		6,661	6,666,854
Dedalus Finance GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/4/27	EUR	20,150	23,917,866
Elsan S.A.S., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/16/28	EUR	4,150	4,911,745
Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26		15,674	15,681,420
Envision Healthcare Corporation, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/10/25		58,124	49,868,290
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		2,643	2,653,787
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25		28,442	28,371,086
GHX Ultimate Parent Corporation, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/28/24		9,974	9,936,617
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22		8,563	8,564,658
Hanger, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 3/6/25		23,097	23,115,901
HCRX Investments Holdco, L.P., Term Loan, 7/14/28(13)		10,925	10,895,983
ICON Luxembourg S.a.r.l.:
Term Loan, 7/3/28(13)		868	866,730
Term Loan, 7/3/28(13)		3,482	3,478,738

Borrower/Description	Principal Amount* (000’s omitted)		Value
Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		12,042	$11,970,877
IQVIA, Inc.:
Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 3/7/24		2,660	2,636,600
Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 1/17/25		14,669	14,542,649
IVC Acquisition Ltd.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	6,775	8,028,675
Term Loan, 4.669%, (3 mo. GBP SONIA + 4.50%), 2/13/26	GBP	1,050	1,462,694
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		5,475	5,491,631
Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 8/11/25	EUR	4,975	5,889,469
Midwest Physician Administrative Services, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/12/28		4,589	4,563,405
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23		31,031	30,856,723
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(11)		838	837,764
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		569	568,361
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 2/18/28(12)		18,051	18,046,022
Term Loan - Second Lien, 8.25%, (3 mo. USD LIBOR + 7.25%, Floor 1.00%), 3/2/29		6,475	6,620,687
Navicure, Inc., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 10/22/26		19,784	19,771,643
Ortho-Clinical Diagnostics S.A.:
Term Loan, 3.101%, (1 mo. USD LIBOR + 3.00%), 6/30/25		17,274	17,229,161
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	4,020	4,767,178
Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28		5,225	5,243,507
Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28		9,300	9,329,062
Parexel International Corporation, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 9/27/24		1,290	1,286,950
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		1,567	1,565,067
Phoenix Guarantor, Inc.:
Term Loan, 3.339%, (1 mo. USD LIBOR + 3.25%), 3/5/26		21,108	20,902,160
Term Loan, 3.596%, (1 mo. USD LIBOR + 3.50%), 3/5/26		12,581	12,508,647
Press Ganey Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 7/24/26(12)		2,500	2,507,812
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		13,192	13,142,468
Radiology Partners, Inc., Term Loan, 4.348%, (1 mo. USD LIBOR + 4.25%), 7/9/25		31,751	31,677,937
RadNet, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/22/28		14,600	14,554,375
Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,900	11,714,510
Select Medical Corporation, Term Loan, 2.35%, (1 mo. USD LIBOR + 2.25%), 3/6/25		37,393	36,948,862
Signify Health, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/16/28		3,700	3,686,125
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		5,125	5,103,644
Sound Inpatient Physicians, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 6/27/25		2,625	2,615,975
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		14,638	14,678,392

Borrower/Description	Principal Amount* (000’s omitted)		Value
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		25,882	$25,911,889
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	3,058,467
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,919	6,705,786
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		27,813	27,500,497
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		11,650	11,741,928
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25		28,447	28,447,494

			$819,890,837

Home Furnishings — 1.2%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/5/28		20,846	$20,739,915
Ai Aqua Merger Sub, Inc.:
Term Loan, 7/30/28(13)		538	538,506
Term Loan, 7/31/28(13)		4,304	4,308,048
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		12,050	12,276,369
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		14,056	14,214,150
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		46,462	44,167,748

			$96,244,736

Industrial Equipment — 5.3%
AI Alpine AT Bidco GmbH, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/31/25	EUR	6,125	$7,136,033
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (USD LIBOR + 3.50%, Floor 0.75%), 10/8/27(12)		11,772	11,781,251
Altra Industrial Motion Corp., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 10/1/25		6,854	6,830,165
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		15,850	15,661,781
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		19,494	19,587,622
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		6,651	6,545,954
Clark Equipment Company:
Term Loan, 1.982%, (3 mo. USD LIBOR + 1.84%), 5/18/24		13,042	12,902,658
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 5/18/24		5,237	5,223,783
CPM Holdings, Inc., Term Loan, 3.60%, (1 mo. USD LIBOR + 3.50%), 11/17/25		10,351	10,292,923
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	2,610	3,096,643
Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,782	5,769,956
DexKo Global, Inc.:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	2,334	2,768,223
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	5,836	6,920,597
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		12,534	12,533,648
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		5,224	5,249,869

Borrower/Description	Principal Amount* (000’s omitted)		Value
Dynacast International, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25		10,278	$10,277,806
Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		2,993	3,105,614
Engineered Machinery Holdings, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/19/24		17,625	17,626,043
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		1,989	1,995,167
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/5/28	EUR	12,125	14,374,285
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28		9,525	9,444,628
Filtration Group Corporation:
Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 3/29/25		22,955	22,745,756
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,606	4,252,694
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		3,077	3,084,122
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		8,307	8,321,787
Granite Holdings US Acquisition Co., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 9/30/26		17,646	17,640,147
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28		3,875	3,842,710
Hayward Industries, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 5/12/28		10,800	10,719,000
LTI Holdings, Inc.:
Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 9/6/25		8,264	8,124,257
Term Loan, 2.375%, 7/24/26(11)		2,147	2,144,191
Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,407	2,405,621
Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,578	3,573,652
Madison IAQ, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		23,225	23,060,497
Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,924	2,271,755
Pro Mach Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/7/25		1,995	1,995,591
Quimper AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/16/26	EUR	23,350	27,498,883
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		20,977	20,225,267
SiteOne Landscape Supply, LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/23/28		4,863	4,826,341
Terex Corporation, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.00%, Floor 0.75%), 1/31/24		6,812	6,797,126
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24		2,577	2,573,654
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		5,475	5,440,781
Titan Acquisition Limited, Term Loan, 3.167%, (3 mo. USD LIBOR + 3.00%), 3/28/25		26,726	26,197,900
Vertical Midco GmbH:
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 7/29/27	EUR	1,000	1,188,792
Term Loan, 4.404%, (6 mo. USD LIBOR + 4.25%), 7/30/27		6,108	6,122,893

Borrower/Description	Principal Amount* (000’s omitted)		Value
Vertical US Newco, Inc., Term Loan, 7/29/27(13)		1,000	$999,196
Welbilt, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	993,125
Zephyr German BidCo GmbH, Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 3/10/28	EUR	5,175	6,143,635

			$412,314,022

Insurance — 2.5%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,214	$3,177,699
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,660	5,595,831
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		37,089	36,581,957
Andromeda Investissements, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/12/26	EUR	2,250	2,642,926
AssuredPartners, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 2/12/27		8,397	8,311,794
Asurion, LLC:
Term Loan, 3.217%, (1 mo. USD LIBOR + 3.13%), 11/3/23		24,236	24,016,317
Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,425	2,388,625
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,532	5,438,352
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,721	11,526,508
Term Loan - Second Lien, 5.342%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	14,309,137
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,825	2,171,220
FrontDoor, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 6/17/28		975	975,304
Hub International Limited, Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25		18,295	18,046,946
NFP Corp., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/15/27		33,352	32,805,437
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		7,816	7,802,260
USI, Inc.:
Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24		6,466	6,403,762
Term Loan, 3.397%, (3 mo. USD LIBOR + 3.25%), 12/2/26		7,314	7,241,785

			$189,435,860

Leisure Goods/Activities/Movies — 3.5%
AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26		10,260	$9,144,985
Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	20,475	24,349,179
Bombardier Recreational Products, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 5/24/27		36,004	35,546,301
Carnival Corporation:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	3,067	3,646,490
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		4,164	4,142,362
City Football Group Limited, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		15,750	15,710,625
ClubCorp Holdings, Inc., Term Loan, 2.897%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,197	20,057,232
Crown Finance US, Inc.:
Term Loan, 5/23/24(13)		3,841	3,697,416
Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 2/28/25	EUR	4,856	4,698,098
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		18,380	15,008,132
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(14)		7,146	8,861,657
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		16,500	16,389,995

Borrower/Description	Principal Amount* (000’s omitted)		Value
Etraveli Holding AB, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 8/2/24	EUR	9,600	$11,093,809
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,170	1,140,987
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		4,681	4,563,946
Match Group, Inc., Term Loan, 1.906%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,510,625
Playtika Holding Corp., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 3/13/28		24,646	24,509,332
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/24		4,366	4,335,925
SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/12/28(12)		3,068	3,059,232
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		1,451	1,440,120
Topps Company, Inc. (The), Term Loan, 7/7/28(13)		6,275	6,224,016
Travel Leaders Group, LLC, Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1/25/24		20,021	18,736,714
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		21,446	21,338,763
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,433	3,774,839
WMG Acquisition Corp., Term Loan, 2.217%, (1 mo. USD LIBOR + 2.13%), 1/20/28		500	494,453

			$269,475,233

Lodging and Casinos — 2.3%
Aristocrat Technologies, Inc., Term Loan, 1.884%, (3 mo. USD LIBOR + 1.75%), 10/19/24		10,829	$10,723,642
Boyd Gaming Corporation, Term Loan, 2.334%, (1 week USD LIBOR + 2.25%), 9/15/23		987	985,276
Churchill Downs Incorporated, Term Loan, 2.10%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,378	3,356,391
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		13,401	13,378,137
Golden Nugget, Inc.:
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		33,325	33,022,570
Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,081,250
Great Canadian Gaming Corporation, Term Loan, 11/1/26(13)		6,075	6,080,698
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,325	25,107,044
Hilton Grand Vacations Borrower, LLC, Term Loan, 5/19/28(13)		10,100	10,079,800
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		6,050	6,197,469
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		21,782	20,982,098
Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	4,400	5,237,985
Stars Group Holdings B.V. (The):
Term Loan, 2.368%, (3 mo. USD LIBOR + 2.25%), 7/21/26		26,475	26,301,271
Term Loan, 7/21/26(13)	EUR	12,305	14,590,725

			$178,124,356

Borrower/Description	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.3%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		3,817	$3,873,813
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		6,271	6,286,735
Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	12,950	15,217,913

			$25,378,461

Oil and Gas — 2.4%
Ameriforge Group, Inc.:
Term Loan, 12.549%,(USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(11)(12)		2,026	$1,077,594
Term Loan, 14.00%,(3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		15,963	8,490,390
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		1,687	1,682,530
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,853	1,888,392
Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26		11,304	11,207,037
Centurion Pipeline Company, LLC:
Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 9/28/25		2,015	1,979,615
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 9/29/25		3,388	3,340,481
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,948	2,923,552
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		28,586	28,715,951
CQP Holdco L.P., Term Loan, 6/5/28(13)		21,373	21,276,821
Delek US Holdings, Inc.:
Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 3/31/25		4,120	4,035,376
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		5,184	5,208,135
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 9/30/21(11)		3,983	4,042,991
Term Loan, 0.00%, 4/11/22(15)		26,962	14,638,378
Gulf Finance, LLC, Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), 8/25/23		1,995	1,679,204
ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/30/28		4,600	4,600,000
Lealand Finance Company B.V., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1.092% cash, 3.00% PIK, 6/30/25		3,207	1,441,296
Matador Bidco S.a.r.l., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 10/15/26		22,276	22,317,618
McDermott Technology Americas, Inc., DIP Letter of Credit, 4.571%, 6/28/24(11)		10,000	7,750,000
Prairie ECI Acquiror L.P., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 3/11/26		7,698	7,491,946
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		11,185	11,118,585
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		3,390	2,084,580

Borrower/Description	Principal Amount* (000’s omitted)		Value
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		790	$781,857
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		834	812,677
Term Loan - Third Lien,, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		963	866,649
UGI Energy Services, LLC, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/13/26		11,907	11,947,936

			$183,399,591

Publishing — 0.9%
Adevinta ASA:
Term Loan, 6/20/28(13)		6,475	$6,477,020
Term Loan, 6/20/28(13)	EUR	9,950	11,799,086
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		4,392	4,386,378
Ascend Learning, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		3,375	3,382,410
Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	2,000	2,377,441
Getty Images, Inc.:
Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		23,640	23,640,493
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	4,419,225
Nielsen Finance, LLC, Term Loan, 2.103%, (1 mo. USD LIBOR + 2.00%), 10/4/23		10,750	10,739,751
Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.0%), 9/17/23		1,600	1,573,505

			$68,795,309

Radio and Television — 2.0%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		3,102	$3,106,533
Diamond Sports Group, LLC, Term Loan, 3.35%, (1 mo. USD LIBOR + 3.25%), 8/24/26		28,876	16,111,836
Entercom Media Corp., Term Loan, 2.588%, (3 mo. USD LIBOR + 2.50%), 11/18/24		4,309	4,258,828
Entravision Communications Corporation, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 11/29/24		8,140	8,038,558
Gray Television, Inc., Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 1/2/26		3,553	3,525,494
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		9,329	9,308,785
iHeartCommunications, Inc.:
Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	1,112,039
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26		3,165	3,149,355
Mission Broadcasting, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 5/26/28		4,100	4,064,978
Nexstar Broadcasting, Inc.:
Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 1/17/24		17,661	17,555,030
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/18/26		5,349	5,305,563
Sinclair Television Group, Inc.:
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/30/26		7,418	7,317,734
Term Loan, 3.10%, (1 mo. USD LIBOR + 3.00%), 4/1/28		25,766	25,596,993
Terrier Media Buyer, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 12/17/26		25,412	25,181,845
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24		17,275	17,246,515
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26		2,583	2,582,367

			$153,462,453

Borrower/Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 1.7%
BJ’s Wholesale Club, Inc., Term Loan, 2.10%, (1 mo. USD LIBOR + 2.00%), 2/3/24	2,779	$2,777,320
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	6,259	6,259,963
David’s Bridal, Inc.:
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	2,563	2,550,163
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	2,989	2,744,406
Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	11,304	11,317,955
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	43,375	43,488,539
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	23,708	23,625,797
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	7,713	7,674,813
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	22,101	22,116,973
Phillips Feed Service, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(8)	550	440,346
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(8)(15)	482	385,309
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	10,283	10,231,435

		$133,613,019

Steel — 0.6%
Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	9,100	$9,105,688
Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	3,135	2,900,249
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	8,298	8,284,123
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(12)	2,189	2,180,791
Zekelman Industries, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 1/24/27	27,230	26,883,041

		$49,353,892

Surface Transport — 0.8%
Avis Budget Car Rental, LLC, Term Loan, 2.35%, (1 mo. USD LIBOR + 2.25%), 8/6/27	2,481	$2,430,246
Hertz Corporation (The):
Term Loan, 6/14/28(13)	2,779	2,766,017
Term Loan, 6/14/28(13)	14,746	14,676,826
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	24,906	24,947,940
PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	14,581	14,540,902
XPO Logistics, Inc., Term Loan, 1.881%, (3 mo. USD LIBOR + 1.75%), 2/24/25	2,789	2,768,594

		$62,130,525

Telecommunications — 3.2%
Avaya, Inc., Term Loan, 4.093%, (1 mo. USD LIBOR + 4.00%), 12/15/27	1,900	$1,904,410
CenturyLink, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 3/15/27	66,425	65,433,374
Ciena Corporation, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 9/26/25	9,257	9,256,067
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	19,140	18,797,002
Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24	19,372	18,511,911

Borrower/Description	Principal Amount* (000’s omitted)		Value
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,869	$9,918,186
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,756	6,181,862
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		4,000	4,038,283
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		13,500	13,780,125
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/29/21		8,930	8,723,494
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		16,793	16,795,529
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		12,098	11,975,111
Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,518	5,302,868
Ziggo Financing Partnership, Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 4/30/28		57,575	56,697,903

			$247,316,125

Utilities — 0.4%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		4,279	$4,224,018
Calpine Construction Finance Company L.P., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/15/25		7,227	7,128,717
Calpine Corporation:
Term Loan, 2.10%, (1 mo. USD LIBOR + 2.00%), 4/5/26		5,370	5,285,861
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 12/16/27		9,795	9,709,208
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		1,422	1,446,701
USIC Holdings, Inc., Term Loan, 5/12/28(13)		5,642	5,621,794

			$33,416,299

Total Senior Floating-Rate Loans (identified cost $8,456,992,856)			$8,380,127,083

Warrants — 0.0%(5)

Security	Shares		Value
Health Care — 0.0%(5)
THAIHOT Investment Company US Limited, Exp. 10/13/27(6)(7)(8)		266	$268,128
THAIHOT Investment Company US Limited, Exp. 10/13/27(6)(7)(8)		1,725	535,613
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(6)(7)(8)		111,530	0

			$803,741

Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)		2,180,552	$668,935

			$668,935

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(6)(7)(8)		37,742	$0

			$0

Total Warrants (identified cost $0)			$1,472,676

Miscellaneous — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Paragon Offshore Finance Company, Class A(6)(7)(8)	16,581	$0
Paragon Offshore Finance Company, Class B(6)(7)(8)	8,290	0

Total Miscellaneous (identified cost $180,309)		$0

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(16)	114,902,185	$114,902,185

Total Short-Term Investments (identified cost $114,902,185)		$114,902,185

Total Investments — 122.9% (identified cost $9,561,474,020)		$9,479,244,454

Less Unfunded Loan Commitments — (0.4)%		$(29,804,782)

Net Investments — 122.5% (identified cost $9,531,669,238)		$9,449,439,672

Other Assets, Less Liabilities — (22.5)%		$(1,734,069,610)

Net Assets — 100.0%		$7,715,370,062

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $871,299,240 or 11.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2021.

(4)	Variable rate security whose interest rate will be determined after July 31, 2021.

(5)	Amount is less than 0.05%.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(7)	Non-income producing security.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	When-issued security.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(11)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2021, the total value of unfunded loan commitments is $27,970,211.

(12)

The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(14)	Fixed-rate loan.

(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,605,352	EUR	3,900,000	HSBC Bank USA, N.A.	8/3/21	$—	$(21,021)
USD	2,479,805	EUR	2,100,000	HSBC Bank USA, N.A.	8/3/21	—	(11,319)
USD	2,319,192	EUR	1,967,095	JPMorgan Chase Bank, N.A.	8/3/21	—	(14,274)
USD	192,563,078	EUR	162,273,060	Standard Chartered Bank	8/3/21	66,746	—
USD	11,015,081	EUR	9,329,226	State Street Bank and Trust Company	8/3/21	—	(51,709)
USD	16,568,289	EUR	13,989,938	State Street Bank and Trust Company	8/3/21	—	(27,267)
USD	245,945,793	EUR	205,878,536	Goldman Sachs International	8/31/21	1,590,475	—
USD	9,431,056	EUR	7,975,000	State Street Bank and Trust Company	8/31/21	—	(34,398)
USD	4,190,087	EUR	3,545,563	State Street Bank and Trust Company	8/31/21	—	(18,108)
USD	5,934,777	EUR	4,975,000	State Street Bank and Trust Company	8/31/21	29,996	—
USD	15,965,308	EUR	13,400,000	State Street Bank and Trust Company	8/31/21	60,973	—
USD	14,167,224	EUR	11,676,816	State Street Bank and Trust Company	8/31/21	308,120	—
USD	227,317,156	EUR	191,592,224	Standard Chartered Bank	9/2/21	—	(90,656)
USD	2,333,808	EUR	1,967,095	State Street Bank and Trust Company	9/2/21	—	(1,009)
USD	263,163,155	EUR	221,709,097	State Street Bank and Trust Company	10/29/21	—	(290,309)
USD	45,222,149	GBP	32,509,947	State Street Bank and Trust Company	10/29/21	24,787	—

						$2,081,097	$(560,070)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

SONIA	-	Sterling Overnight Index Average

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $114,902,185, which represents 1.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$111,394,225	$2,215,853,184	$(2,212,345,224)	$—	$—	$114,902,185	$87,713	114,902,185

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$277,964,166	$—	$277,964,166
Common Stocks	20,316,645	25,772,578	17,364,939	63,454,162
Convertible Preferred Stocks	—	4,676,945	—	4,676,945
Corporate Bonds	—	598,233,283	—	598,233,283
Exchange-Traded Funds	36,793,460	—	—	36,793,460
Preferred Stocks	—	1,620,494	0	1,620,494
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	8,348,502,960	1,819,341	8,350,322,301
Warrants	—	668,935	803,741	1,472,676
Miscellaneous	—	—	0	0
Short-Term Investments	—	114,902,185	—	114,902,185
Total Investments	$57,110,105	$9,372,341,546	$19,988,021	$9,449,439,672
Forward Foreign Currency Exchange Contracts	$—	$2,081,097	$—	$2,081,097
Total	$57,110,105	$9,374,422,643	$19,988,021	$9,451,520,769

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(560,070)	$—	$(560,070)
Total	$—	$(560,070)	$—	$(560,070)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.